Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 153,498	$ 160,598
Actual return on plan assets	19,256	(58)
Benefits paid	(5,707)	(7,042)
Fair value at end of measurement period	167,047	153,498	$ 160,598
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	102,245	109,328
Service cost	5,055	5,368	4,331
Interest cost	4,869	4,695	4,577
Actuarial loss (gains)	7,993	(10,104)
Benefits paid	(5,707)	(7,042)
Projected benefit obligation at the end of measurement period	114,455	102,245	$ 109,328
Funded status at end of year (fair value of plan assets less benefit obligation)	$ 52,592	$ 51,253